6. Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Note 6. Goodwill and Other Intangible Assets

Note 6.  Goodwill and Other Intangible Asset

As a result of the merger with Lyndon Bank on December 31, 2007, the Company recorded goodwill amounting to $11,574,269. The goodwill is not amortizable and is not deductible for tax purposes.

The Company also recorded $4,161,000 of acquired identified intangible assets representing the core deposit intangible, which is subject to amortization as a non-interest expense over a ten year period. The accumulated amortization expense was $3,342,919 and $3,070,219 as of December 31, 2014 and 2013, respectively.

The amortization expense related to the remaining core deposit intangible at December 31, 2014 is expected to be as follows:

2015	$272,695
2016	272,695
2017	272,691
Total remaining core deposit intangible expense	$818,081

Management evaluated goodwill for impairment at December 31, 2014 and 2013 and concluded that no impairment existed as of such dates.